Debt (Tables)	6 Months Ended
Mar. 31, 2024
Debt [Abstract]
Schedule of Debt	Debt consists of the following:
	March 31, 2024	September 30, 2023
Notes payable	$400	$1,286
7% promissory notes – related parties	2,763	3,349
Notes payable – related parties	—	444
SAFEs	—	1,512
Total debt	3,163	6,591
Less: Amounts classified as current	(3,163)	(6,591)
Noncurrent portion	$—	$—